Average Annual Total Returns - Invesco SP 500 High Beta ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	1 Year	5 Years	Since Inception	S&P 500® High Beta Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500® High Beta Index (reflects no deduction for fees, expenses or taxes) 5 Years		S&P 500® High Beta Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	May 05, 2011	34.05%	7.99%	9.21%	33.56%	7.62%	8.91%	20.37%	6.22%	7.44%	31.49%	11.70%	13.10%	34.44%	[1]	8.28%	[1]	9.51%	[1]

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.